DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED TAX
Schedule of movements in deferred tax assets and deferred tax liabilities

	Provision	Accrued		Unrealized profit at
	for impairment	expenses	Tax losses	consolidation	Others	Total
As of December 31,2018	385,843	242,370	616,237	169,876	182,370	1,596,696
Business combination under common control	71	270	—	—	5	346
As of January 1, 2019 (Restated)	385,914	242,640	616,237	169,876	182,375	1,597,042
Acquisition of subsidiaries	190	(31)	—	—	7	166
Credit/(charged) to profit or loss	59,218	(33,214)	(40,047)	(521)	(2,955)	(17,519)

As of December 31, 2019	445,322	209,395	576,190	169,355	179,427	1,579,689

As of January 1, 2020	445,322	209,395	576,190	169,355	179,427	1,579,689
Acquisition of subsidiaries	—	—	—	—	36	36
Credit/(charged) to profit or loss	65,196	(99,810)	(105,811)	56,731	51,116	(32,578)
As of December 31, 2020	510,518	109,585	470,379	226,086	230,579	1,547,147

Movements in deferred tax liabilities:

				Fair value
		Fair value	Depreciation	adjustments arising
	Interest	changes of	and	from acquisition of
	capitalization	financial assets	amortization	subsidiaries	total
As of January 1, 2019	43,832	5,606	32,489	1,784,919	1,866,846
Exchange realignment	—	—	—	416	416
Credited to other comprehensive income	—	14,642	—	—	14,642
Charged to profit or loss	(5,825)	(12,517)	(8,616)	(85,247)	(112,205)

As of December 31, 2019	38,007	7,731	23,873	1,700,088	1,769,699

As of January 1, 2020	38,007	7,731	23,873	1,700,088	1,769,699
Exchange realignment	—	—	—	(1,406)	(1,406)
Charged to other comprehensive income	—	(3,066)	—	—	(3,066)
Acquisition of subsidiaries	—	—	—	1,274	1,274
Credited/(charged) to profit or loss	(12,167)	4,235	13,234	(268,804)	(263,502)

As of December 31, 2020	25,840	8,900	37,107	1,431,152	1,502,999

Schedule of analysis of the deferred tax balances of the Group for financial reporting purposes

	December 31,	December 31,
	2020	2019
		(Restated)
Net deferred tax assets	1,481,235	1,522,729

Net deferred tax liabilities	1,437,087	1,712,739

Schedule of the expiry profile of unprovided tax losses

	December 31,	December 31,
	2020	2019

Expiring in
2020	—	690,646
2021	213,992	958,188
2022	795,012	1,211,002
2023	882,156	997,376
2024	2,110,447	2,353,070
2025	2,591,903	—

	6,593,510	6,210,282